Income taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax [Absract]
Schedule of Deferred tax assets and liabilities

	Recognized in earnings		As at December 31
	2017	2016	2017	2016

Assets
Property, plant and equipment	$(4,325)	$118,853	$115,193	$118,853
Provision for reclamation	(16,760)	(11,001)	227,785	244,012
Inventories	1,027	-	1,027	-
Foreign exploration and development	16	(43)	5,295	5,279
Income tax losses (gains)	57,203	(22,093)	459,885	402,550
Defined benefit plan actuarial losses	-	-	7,845	5,691
Long-term investments and other	(27,166)	(25,589)	31,674	56,093

Deferred tax assets	9,995	60,127	848,704	832,478

Liabilities
Property, plant and equipment	-	(68,385)	-	-
Inventories	(12,430)	(10,144)	-	12,430

Deferred tax liabilities	(12,430)	(78,529)	-	12,430

Net deferred tax asset	$22,425	$138,656	$848,704	$820,048

Deferred tax allocated as	2017	2016

Deferred tax assets	$861,171	$835,985
Deferred tax liabilities	(12,467)	(15,937)

Net deferred tax asset	$848,704	$820,048

	2017	2016

Net deferred tax asset at beginning of year	$820,048	$678,495
Recovery for the year in net earnings	22,425	138,656
Recovery for the year in other comprehensive income	1,490	435
Effect of movements in exchange rates	4,741	2,462

End of year	$848,704	$820,048

	2017	2016

Income tax losses	$259,770	$284,338
Property, plant and equipment	2,076	3,789
Provision for reclamation	71,463	40,749
Long-term investments and other	68,544	107,096

Total	$401,853	$435,972

Schedule of Tax rate reconciliation

	2017	2016

Loss before income taxes and non-controlling interest	$(207,237)	$(154,234)
Combined federal and provincial tax rate	26.7%	26.9%

Computed income tax recovery	(55,332)	(41,489)
Increase (decrease) in taxes resulting from:
Difference between Canadian rates and rates
applicable to subsidiaries in other countries	(51,526)	(175,092)
Change in unrecognized deferred tax assets	70,353	106,766
Other taxes	-	(2,278)
Share-based compensation plans	1,349	1,221
Change in tax provision related to transfer pricing	3,000	8,000
Non-deductible (non-taxable) capital amounts	3,034	-
Change in legislation	(12,199)	-
Non-deductible goodwill impairment	35,520	-
Other permanent differences	3,282	8,517

Income tax recovery	$(2,519)	$(94,355)

Schedule of Earnings and income taxes by jurisdiction

	2017	2016

Earnings (loss) before income taxes
Canada	$(53,521)	$(463,946)
Foreign	(153,716)	309,712

	$(207,237)	$(154,234)

Current income taxes
Canada	$5,221	$3,454
Foreign	14,685	40,847

	$19,906	$44,301
Deferred income tax recovery
Canada	$(18,272)	$(120,519)
Foreign	(4,153)	(18,137)

	$(22,425)	$(138,656)

Income tax recovery	$(2,519)	$(94,355)

Schedule of Income tax losses

Date of expiry	Canada	US	Other	Total

2030	$47	$-	$-	$47
2031	-	20,147	-	20,147
2032	171,687	21,698	-	193,385
2033	284,592	36,989	-	321,581
2034	302,121	20,404	-	322,525
2035	334,769	14,198	-	348,967
2036	168,218	43,150	-	211,368
2037	18	53,724	-	53,742
2038	-	-	-	-
2039	-	-	-	-
2040	-	-	-	-
No expiry	-	-	1,137,308	1,137,308

	$1,261,452	$210,310	$1,137,308	$2,609,070